Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of concentration of insurance risk by geographic region and line of business based on net insurance revenue

The table that follows presents the company’s concentration of insurance risk by geographic region and line of business based on net insurance revenue (calculated by the company as insurance revenue less cost of reinsurance). The company’s exposure to general insurance risk varies by geographic region and may change over time.

					Middle East		Other
	Canada		United States		and Asia(1)		International(2)		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Property	1,397.3	1,392.4	4,071.0	3,828.1	1,338.7	1,320.3	2,201.9	1,983.6	9,008.9	8,524.4
Casualty	1,040.2	1,113.8	10,316.7	9,582.3	1,336.0	1,274.1	1,881.5	1,769.4	14,574.4	13,739.6
Specialty(3)	101.4	96.8	900.2	886.8	589.4	864.7	898.6	754.1	2,489.6	2,602.4
Total	2,538.9	2,603.0	15,287.9	14,297.2	3,264.1	3,459.1	4,982.0	4,507.1	26,072.9	24,866.4

Insurance	2,796.6	2,868.9	18,143.6	17,167.9	4,401.1	5,249.6	6,253.7	5,777.7	31,595.0	31,064.1
Reinsurance	(257.7)	(265.9)	(2,855.7)	(2,870.7)	(1,137.0)	(1,790.5)	(1,271.7)	(1,270.6)	(5,522.1)	(6,197.7)
	2,538.9	2,603.0	15,287.9	14,297.2	3,264.1	3,459.1	4,982.0	4,507.1	26,072.9	24,866.4
(1)	The Middle East and Asia geographic segment is primarily comprised of countries that Gulf Insurance, based in Kuwait, operates in through its subsidiaries across the MENA region, and countries throughout Asia, including Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia, China and Thailand.
(2)	The Other International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.
(3)	Includes net insurance revenue from life insurance, from the company’s Life insurance and Run - off reporting segment, in the Middle East and Asia and Other International geographic regions of $181.5 (2024 - $151.9).

Schedule of gross credit risk exposure

The company’s gross credit risk exposure (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31,	December 31,
	2025(1)	2024
Cash and short term investments	9,217.9	8,522.6
Investments in debt instruments:
U.S. sovereign government(2)	20,081.9	15,863.9
Other sovereign government rated AA/Aa or higher(2)(3)	4,801.5	4,378.7
All other sovereign government(4)	3,477.9	4,048.7
Canadian provincials	411.9	446.9
U.S. states and municipalities	163.1	179.6
Corporate and other(5)(6)	11,822.4	13,317.7
Receivable from counterparties to derivative contracts	2,081.9	1,291.4
Insurance contract receivables	1,006.2	780.4
Reinsurance contract assets held	11,251.0	10,682.6
Other assets(7)	2,167.5	2,199.2
Total gross credit risk exposure	66,483.2	61,711.7
(1)	Excludes assets of the Eurolife Life Operations that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(2)	Represents in aggregate 33.2% of the company’s total investment portfolio at December 31, 2025 (December 31, 2024 – 30.0%) and considered by the company to have nominal credit risk.
(3)

Comprised primarily of bonds issued by the governments of Canada, Australia and the United Kingdom with fair values at December 31, 2025 of $2,197.9, $571.6 and $453.1 respectively (December 31, 2024 - $2,294.1, $479.1 and $363.8).

(4)

Comprised primarily of bonds issued by the governments of Brazil, South Africa and Poland with fair values at December 31, 2025 of $1,006.2, $462.0 and $411.6, respectively (December 31, 2024 - governments of Greece, Brazil and India of $1,130.8, $673.9 and $628.5, respectively).

(5)	Represents 15.8% of the company’s total investment portfolio at December 31, 2025 (December 31, 2024 – 19.8%).
(6)	Includes the company’s investments in first mortgage loans at December 31, 2025 of $5,402.5 (December 31, 2024 - $4,777.8) secured by real estate predominantly in the U.S., Europe and Canada as described in note 5.
(7)	Excludes assets associated with unit-linked insurance products of $156.8 at December 31, 2025 (December 31, 2024 – $1,368.3) for which credit risk is not borne by the company, and income taxes refundable of $86.9 at December 31, 2025 (December 31, 2024 - $86.7) that are considered to have nominal credit risk.

Schedule of investments in debt instruments

The composition of the company’s investments in debt instruments classified according to the higher of each security’s respective S&P and Moody’s issuer credit rating is presented in the table that follows:

	December 31, 2025			December 31, 2024
	Amortized	Fair		Amortized	Fair
Issuer Credit Rating	cost(1)	value(1)%		cost	value	%
AAA/Aaa	3,477.0	3,507.3	8.6	19,394.3	19,168.0	50.1
AA/Aa	22,253.5	22,629.2	55.5	2,333.6	2,325.3	6.1
A/A	2,227.5	2,301.5	5.6	4,241.9	4,273.3	11.2
BBB/Baa	2,520.0	2,556.2	6.3	4,783.6	4,778.8	12.5
BB/Ba	1,789.6	1,784.1	4.4	1,316.4	1,128.4	3.0
B/B	212.2	221.7	0.5	167.4	171.7	0.4
Lower than B/B	363.3	353.1	0.9	291.4	364.6	1.0
Unrated(2)	7,728.5	7,405.6	18.2	6,192.5	6,025.4	15.7
Total	40,571.6	40,758.7	100.0	38,721.1	38,235.5	100.0
(1)	Excludes debt instruments of the Eurolife Life Operations totaling $1,403.8 that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(2)	Includes the company’s investments in first mortgage loans at December 31, 2025 of $5,402.5 (December 31, 2024 - $4,777.8) secured by real estate predominantly in the U.S., Europe and Canada. Unrated debt instruments include the fair value of the company’s investments in Blizzard Vacatia of $640.0 (December 31, 2024- nil), Orla Mining of $369.3 (December 31, 2024 - nil), Amynta Group of $161.2 (December 31, 2024 – $156.2), Duke Capital Limited of $135.6 (December 31, 2024 - $114.6), Mosaic Capital Corporation of $92.1 (December 31, 2024 - $95.2) and Metlen Energy & Metals S.A. of nil (December 31, 2024 - $86.8).

Schedule of credit risk related to derivative contract counterparties

Agreements negotiated with counterparties provide for a single net settlement of all financial instruments covered by the agreement in the event of default by the counterparty, thereby permitting obligations owed by the company to a counterparty to be offset against amounts receivable by the company from that counterparty (the “net settlement arrangements”). The following table sets out the company’s net derivative counterparty risk assuming all derivative counterparties are simultaneously in default:

	December 31,	December 31,
	2025	2024
Total derivative assets(1)	2,081.9	1,291.4
Obligations that may be offset under net settlement arrangements	(99.8)	(38.2)
Fair value of collateral deposited for the benefit of the company	(1,931.3)	(1,063.4)
Excess collateral pledged by the company in favour of counterparties	5.4	9.2
Net derivative counterparty exposure after net settlement and collateral arrangements	56.2	199.0
(1)	Excludes equity warrants and other derivatives which are not subject to counterparty risk.

Schedule of maturity profile of the company's insurance contract liabilities

The following table sets out the maturity profile of the company’s insurance contract liabilities based on the expected undiscounted future cash flows, excluding the risk adjustment:

	Maturity profile of insurance contract liabilities(1)
	1 year or less	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years(2)	Total
December 31, 2025	15,067.9	9,130.7	6,419.1	4,557.3	3,231.5	11,378.9	49,785.4
December 31, 2024	14,226.5	8,462.3	6,100.6	4,511.5	3,206.0	12,158.3	48,665.2
(1)	Excludes the liability for remaining coverage for contracts measured under the PAA.
(2)	The decrease in amounts due after more than 5 years at December 31, 2025 compared to December 31, 2024 reflects the classification of the Eurolife Life Operations as held for sale, with related balances presented as liabilities associated with assets held for sale (see note 21). A significant portion of Eurolife’s insurance contract liabilities relate to traditional life and retirement-type products which generally give rise to cash flows extending beyond five years.

Schedule of maturity profile of the financial and insurance liabilities

The following tables set out the maturity profile of the company’s financial liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2025
	3 months	3 months	1 - 3	3 - 5	More than
	or less	to 1 year	years	years	5 years	Total
Accounts payable and accrued liabilities(1)	2,271.7	1,527.4	792.4	344.9	806.5	5,742.9
Insurance contract payables(2)	227.7	62.7	21.2	2.6	24.1	338.3
Borrowings - holding company and insurance and reinsurance companies:
Principal	37.5	661.7	2,251.6	1,249.1	6,330.3	10,530.2
Interest(3)	140.2	383.9	938.7	753.5	4,082.4	6,298.7
Borrowings - non-insurance companies:
Principal	96.8	167.5	1,452.8	486.0	1,010.0	3,213.1
Interest	29.8	136.1	250.2	154.5	142.5	713.1
	2,803.7	2,939.3	5,706.9	2,990.6	12,395.8	26,836.3

	December 31, 2024
	3 months	3 months	1 - 3	3 - 5	More than
	or less	to 1 year	years	years	5 years	Total
Accounts payable and accrued liabilities(1)	2,148.2	1,263.4	970.5	423.6	799.5	5,605.2
Insurance contract payables	261.8	75.3	342.8	21.5	221.6	923.0
Borrowings - holding company and insurance and reinsurance companies:
Principal	17.1	198.4	1,302.2	1,763.4	5,674.2	8,955.3
Interest(3)	123.5	314.1	838.3	656.3	3,239.7	5,171.9
Borrowings - non-insurance companies:
Principal	62.5	209.9	723.0	1,049.4	874.0	2,918.8
Interest	33.5	117.9	295.6	131.0	119.8	697.8
	2,646.6	2,179.0	4,472.4	4,045.2	10,928.8	24,272.0
(1)	Excludes pension and post retirement liabilities, deferred gift card, hospitality and other revenue, accrued interest expense and other.
(2)	The decrease in insurance contract payables at December 31, 2025 compared to December 31, 2024 primarily reflects the classification of the Eurolife Life Operations as held for sale (see note 21).
(3)	Interest payments due after more than 5 years at December 31, 2024 principally reflect interest on borrowings in 2024 that mature in 2054 and 2055, and at December 31, 2025 also reflect borrowings in 2025 that mature in 2055. See note 15.

Schedule of maturity profile of the derivative obligations

The following table provides a maturity profile of the company’s derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2025				December 31, 2024
	3 months	3 months	More than		3 months	3 months	More than
	or less	to 1 year	1 year	Total	or less	to 1 year	1 year	Total
Long equity total return swaps	1.4	—	—	1.4	0.4	—	—	0.4
Foreign currency forward and swap contracts	77.3	6.6	63.5	147.4	58.9	8.8	66.6	134.3
Other derivative contracts	184.8	412.9	40.4	638.1	102.9	84.4	34.9	222.2
	263.5	419.5	103.9	786.9	162.2	93.2	101.5	356.9

Summary of impact changes in interest rate on fixed income portfolio

The table below displays the potential impact of changes in interest rates on the company’s fixed income portfolio based on parallel 200 basis points shifts up and down, in 100 basis points increments, which the company believes to be reasonably possible in the current economic environment given the continued uncertainty caused by increased inflationary pressures and interest rates. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2025			December 31, 2024
	Fair value of	Hypothetical	Hypothetical	Fair value of	Hypothetical	Hypothetical
	fixed income	change in net	% change	fixed income	change in net	% change
	portfolio(1)	earnings(1)(2)	in fair value(1)(2)	portfolio	earnings(2)	in fair value(2)
Change in interest rates
200 basis point increase	38,838.3	(1,535.6)	(4.7)	35,484.7	(2,209.6)	(7.2)
100 basis point increase	39,779.3	(783.1)	(2.4)	36,801.1	(1,152.1)	(3.8)
No change	40,758.7	—	—	38,235.5	—	—
100 basis point decrease	41,776.9	814.8	2.5	39,791.1	1,250.2	4.1
200 basis point decrease	42,839.1	1,664.4	5.1	41,539.4	2,654.3	8.6
(1)	Excludes the fixed income portfolio of the Eurolife Life Operations totaling $1,403.8 that is classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(2)

Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount of $246.6 (December 31, 2024 – nil). At December 31, 2024 included the impact of forward contracts to buy U.S. treasury bonds with a notional amount at of $1,330.2 and certain interest rate swaps to receive fixed rates in exchange for the obligation to pay floating rates on a notional amount of $1,900.0.

Summary of impact changes in net liability for incurred claims

The table below displays the potential effects of parallel 200 basis points shifts up and down, in 100 basis points increments, in interest rates on the liability for incurred claims, net of reinsurance, excluding the company’s life insurance operations (as a provision for life policy benefits is principally included within the LRC), at December 31, 2025 and 2024, and the hypothetical effect on net earnings.

	December 31, 2025		December 31, 2024
	Liability for		Liability for
	incurred	Hypothetical	incurred	Hypothetical
	claims, net of	change in net	claims, net of	change in net
	reinsurance(1)	earnings	reinsurance(1)	earnings
Change in interest rates
200 basis point increase	34,179.9	1,468.9	30,794.9	1,324.2
100 basis point increase	35,074.7	760.7	31,594.1	686.2
No change	36,035.5	—	32,453.7	—
100 basis point decrease	37,070.9	(819.8)	33,381.8	(741.0)
200 basis point decrease	38,191.1	(1,706.8)	34,387.9	(1,544.4)
(1)

Calculated as the liability for incurred claims of insurance contract liabilities less the asset for incurred claims of reinsurance contract assets held, excluding other net receivable balances, primarily comprising the receivable from reinsurers on paid losses, funds withheld, and other.

Schedule of long equity exposures and financial effects	The following table summarizes the effect of the company’s equity and equity-related holdings on the company’s financial position as at December 31, 2025 and 2024 and results of operations for the years then ended. In that table the company considers its non-insurance investments in associates (note 6) with a fair value at December 31, 2025 of $13,154.4 (December 31, 2024 – $9,997.9) as a component of its equity and equity-related holdings when assessing its equity exposures.

					Year ended	Year ended
					December 31,	December 31,
	December 31, 2025		December 31, 2024		2025	2024
	Exposure/		Exposure/
	Notional	Carrying	Notional	Carrying	Pre-tax	Pre-tax
	amount(1)	value(1)	amount	value	earnings (loss)	earnings (loss)
Long equity exposures:
Common stocks(2)	9,371.1	9,371.1	7,487.8	7,487.8	1,491.2	296.8
Bonds and preferred stocks – convertible(3)	417.1	417.1	273.6	273.6	178.7	14.6
Investments in associates(3)(4)(5)(6)(7)(8)	13,154.4	9,138.2	9,997.9	7,972.8	233.8	575.5
Equity derivatives(9)	3,657.6	2,088.8	2,588.0	1,120.8	1,048.5	939.3
Other	—	—	—	—	97.9	32.8
Long equity exposures and financial effects	26,600.2	21,015.2	20,347.3	16,855.0	3,050.1	1,859.0
(1)	Excludes equity and equity-related holdings of the Eurolife Life Operations totaling $200.7 that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.
(2)	During 2025 the company sold 25 million common shares of Orla Mining for cash proceeds of $316.5 (Cdn$441.1) and recorded a net realized gain of $228.1, of which $52.5 was recorded as net unrealized gains in prior years.
(3)	Excludes the company’s insurance and reinsurance investments in associates and joint ventures and certain other equity and equity-related holdings which are considered long term strategic holdings. See note 6.
(4)	Pre-tax earnings (loss) excludes share of profit (loss) of associates and includes gain (loss) on sale of non-insurance associates and joint ventures.
(5)	On March 28, 2025 the company sold its investment in Sigma for total consideration of $327.1 and recorded a net realized gain of $178.7 as described in note 6.
(6)	During 2025 the company sold 96.9 million shares of Eurobank for cash consideration of $248.5 (€232.9) and recorded a net realized gain of $58.5 as described in note 6.
(7)	On November 1, 2024 the company sold its investment in Stelco for total consideration of $638.1 and recorded a net realized gain of $343.7. See note 6.
(8)	On December 20, 2024 the company acquired additional interests in Peak Achievement, increasing its ownership from 42.6% to 100.0%. Accordingly, the company commenced consolidating Peak Achievement and recorded a realized remeasurement gain of $203.4 in the consolidated statement of earnings as described in note 21.
(9)	Includes net gains on investments of $840.6 (2024 - $1,033.5) recognized on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares. See note 7.

Schedule of potential impact on net earnings due to changes in global equity markets

The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company’s equity and equity-related holdings as a result of changes in global equity markets at December 31, 2025 and 2024. The analysis assumes variations of 10% and 20% (December 31, 2024 - 10% and 20%) which the company believes to be reasonably possible in the current economic environment based on analysis of the return on various equity indexes and management’s knowledge of global equity markets.

	December 31, 2025
Change in global equity markets(1)	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	16,033.0	14,722.2	13,445.8	12,206.0	11,011.6
Hypothetical $ change in net earnings	2,121.0	1,046.6	—	(1,017.5)	(1,998.4)
Hypothetical % change in fair value	19.2	9.5	—	(9.2)	(18.1)

	December 31, 2024
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	12,355.7	11,344.2	10,349.4	9,378.4	8,431.8
Hypothetical $ change in net earnings	1,648.7	817.5	—	(798.2)	(1,576.4)
Hypothetical % change in fair value	19.4	9.6	—	(9.4)	(18.5)
(1)	Excludes the equity and equity-related holdings of the Eurolife Life Operations that were classified as held for sale on the consolidated balance sheet at December 31, 2025. See note 21.

Schedule of pre-tax foreign exchange effects included in net gains (losses) on investments

The pre-tax foreign exchange effects included in net gains (losses) on investments in the company’s consolidated statements of earnings for the years ended December 31 were as follows:

	2025	2024
Net gains (losses) on investments:
Investing activities	(69.0)	(350.4)
Underwriting activities	(128.1)	91.1
Foreign currency contracts	(242.6)	234.1
Foreign currency net losses	(439.7)	(25.2)

Schedule of foreign currency effects on the consolidated statement of earnings

Foreign currency effects on the consolidated statements of earnings

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2025	2024	2025	2024	2025	2024	2025	2024
Assets	4,838.1	3,366.5	1,694.3	1,186.9	1,861.7	1,512.9	1,638.4	2,292.0
Liabilities	(1,812.6)	(792.3)	(1,659.4)	(1,489.0)	(2,260.4)	(2,022.6)	(217.8)	(284.9)
Net asset (liability) exposure	3,025.5	2,574.2	34.9	(302.1)	(398.7)	(509.7)	1,420.6	2,007.1
Notional long (short) amount of foreign currency forward contracts	(3,480.4)	(2,734.6)	(3,875.8)	(847.7)	(101.4)	(99.6)	3.4	3.8
Net asset (liability) exposure after foreign currency forward contracts	(454.9)	(160.4)	(3,840.9)	(1,149.8)	(500.1)	(609.3)	1,424.0	2,010.9

Hypothetical change in pre-tax earnings (loss)	45.5	16.0	384.1	115.0	50.0	60.9	(142.4)	(201.1)
Hypothetical change in net earnings (loss)	40.8	17.0	298.1	93.8	39.8	48.5	(119.9)	(189.7)

Schedule of foreign currency effects on the consolidated statement of other comprehensive income

Foreign currency effects on the consolidated statements of other comprehensive income

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2025	2024	2025	2024	2025	2024	2025	2024
Assets	13,145.2	12,226.6	10,752.4	9,488.8	3,014.3	2,699.4	4,389.4	4,183.8
Liabilities	(7,922.8)	(7,164.8)	(7,369.6)	(6,800.3)	(2,042.9)	(1,854.6)	(1,461.9)	(1,366.2)
Net asset exposure before hedge of net investment	5,222.4	5,061.8	3,382.8	2,688.5	971.4	844.8	2,927.5	2,817.6
Hedge of net investment	(2,797.4)	(2,175.7)	(877.0)	(771.7)	—	—	—	—
Net asset exposure after hedge of net investment	2,425.0	2,886.1	2,505.8	1,916.8	971.4	844.8	2,927.5	2,817.6

Hypothetical change in pre-tax other comprehensive income (loss)	(242.5)	(288.6)	(250.6)	(191.7)	(97.2)	(84.5)	(292.8)	(281.8)
Hypothetical change in other comprehensive income (loss)	(232.4)	(284.9)	(183.4)	(147.4)	(94.8)	(83.1)	(277.1)	(263.2)

Schedule of capital measurement and ratios

The company manages its capital based on the following financial measurements and ratios:

			Excluding consolidated non-
	Consolidated		insurance companies
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Holding company cash and investments (net of derivative obligations)	2,716.9	2,502.1	2,716.9	2,502.1
Borrowings – holding company	8,848.1	7,882.4	8,848.1	7,882.4
Borrowings – insurance and reinsurance companies	1,607.6	975.8	1,607.6	975.8
Borrowings – non-insurance companies	3,187.2	2,895.5	—	—
Total debt	13,642.9	11,753.7	10,455.7	8,858.2
Net debt(1)	10,926.0	9,251.6	7,738.8	6,356.1

Common shareholders’ equity	26,282.6	22,959.8	26,282.6	22,959.8
Preferred stock	231.7	1,108.2	231.7	1,108.2
Non-controlling interests	4,359.8	4,281.2	3,005.4	2,740.2
Total equity	30,874.1	28,349.2	29,519.7	26,808.2

Net debt/total equity	35.4%	32.6%	26.2%	23.7%
Net debt/net total capital(2)	26.1%	24.6%	20.8%	19.2%
Total debt/total capital(3)	30.6%	29.3%	26.2%	24.8%
Interest coverage(4)	9.6x	10.5x	12.6x (6)	13.5x (6)
Interest and preferred share dividend distribution coverage(5)	9.2x	9.5x	11.8x (6)	11.8x (6)
(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of derivative obligations).
(2)	Net total capital is calculated by the company as the sum of total equity and net debt.
(3)	Total capital is calculated by the company as the sum of total equity and total debt.
(4)	Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.
(5)	Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.
(6)	Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies.